Other Payables to TV Stations (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Summary of other payables to TV Stations
Other payable to TV station	$ 1,200,326	$ 1,131,178
Kunming TV Station [Member]
Summary of other payables to TV Stations
Other payable to TV station	77,175	77,175
China YR TV Station [Member]
Summary of other payables to TV Stations
Other payable to TV station	$ 1,123,151	$ 1,054,003